Stockholders Deficit and Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule Of Redeemable Convertible Preferred Stock

As of December 31, 2024 and 2023, the Company’s redeemable convertible preferred stock (collectively, the “Preferred Stock”) consisted of the following:

	Par Value	2024
		Authorized Shares	Shares Issued and Outstanding	Carrying Amount
Series Seed Preferred Stock	$0.0001	2,023	2,023	$2,950
Series Seed-1 Preferred Stock	$0.0001	3,273	3,273	204,454
Series A Preferred Stock	$0.0001	6,005	6,005	74,913
Series B Preferred Stock	$0.0001	5,869	5,869	72,096
Series C Preferred Stock	$0.0001	11,159	11,159	213,875
Series M Preferred Stock	$0.0001	2,812	2,812	10,990
Series J Preferred Stock	$0.0001	922	—	—
Series D-1 Preferred Stock	$0.0001	17,729	10,447	180,308
Series D-2 Preferred Stock	$0.0001	1,241	—	—

Total authorized		51,033	41,588	$759,582

	Par Value	2023
		Authorized Shares	Shares Issued and Outstanding	Carrying Amount
Series Seed Preferred Stock	$0.0001	2,023	2,023	$2,950
Series Seed-1 Preferred Stock	$0.0001	3,273	3,273	204,454
Series A Preferred Stock	$0.0001	6,005	6,005	74,913
Series B Preferred Stock	$0.0001	5,869	5,869	72,096
Series C Preferred Stock	$0.0001	18,675	9,852	171,647
Series M Preferred Stock	$0.0001	3,424	2,738	9,804
Series J Preferred Stock	$0.0001	645	—	—

Total authorized		39,914	29,760	$535,864